Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2018
	II-VI Laser	II-VI	II- VI Performance
	Solutions	Photonics	Products	Total
Balance-beginning of period	$79,527	$108,544	$62,271	$250,342
Goodwill acquired	18,956	-	-	18,956
Goodwill adjustment for prior year acquisition - IPI	-	407	-	407
Foreign currency translation	254	719	-	973
Balance-end of period	$98,737	$109,670	$62,271	$270,678

	Year Ended June 30, 2017
	II-VI Laser	II-VI	II- VI Performance
	Solutions	Photonics	Products	Total
Balance-beginning of period	$84,105	$96,760	$52,890	$233,755
Goodwill acquired	-	17,107	-	17,107
Segment realignment	(4,653)	(4,728)	9,381	-
Foreign currency translation	75	(595)	-	(520)
Balance-end of period	$79,527	$108,544	$62,271	$250,342

Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill

The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill as of June 30, 2018 and 2017 were as follows ($000):

	June 30, 2018			June 30, 2017
	Gross		Net	Gross		Net
	Carrying	Accumulated	Book	Carrying	Accumulated	Book
	Amount	Amortization	Value	Amount	Amortization	Value
Technology and Patents	$66,812	$(32,979)	$33,833	$65,438	$(27,313)	$38,125
Trade Names	15,882	(1,471)	14,411	15,806	(1,340)	14,466
Customer Lists	127,603	(50,792)	76,811	123,058	(41,740)	81,318
Other	1,573	(1,559)	14	1,571	(1,523)	48
Total	$211,870	$(86,801)	$125,069	$205,873	$(71,916)	$133,957

Estimated Amortization Expense for Existing Intangible Assets for Each of Five Succeeding Years	The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows ($000):

Year Ending June 30,
2019	$12,400
2020	14,000
2021	12,600
2022	10,900
2023	10,700